RECEIVABLE FROM RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivable From Related Party
RECEIVABLE FROM RELATED PARTY

NOTE 4 – RECEIVABLE FROM RELATED PARTY

In the normal course of business, we make non-interest-bearing advances to Advesa, Inc. (“Advesa’), which is controlled by one of our officers and directors, and we receive licensing fees from the sale of products licensed to Advesa by the Company. Related party amounts due from Advesa were $59,170 and $0 at June 30, 2018 and December 31, 2017, respectively.

NOTE 4 – RECEIVABLE FROM RELATED PARTY

On April 20, 2015, we advanced Cannabinoid Research & Development, Limited (“CRD”) $5,000 and included this amount in due from related parties. At March 31, 2017, we concluded that we had established a variable interest entity relationship with CRD, because we are the primary beneficiary, in accordance with GAAP. As a result, we elected to consolidate the assets and liabilities of CRD in our consolidated balance sheet at March 31, 2017. Thus, at September 30, 2017, the $5,000 advance to CRD is eliminated upon the consolidation of the assets and liabilities of CRD for financial statement reporting purposes.

In the normal course of business, we make non-interest-bearing advances to Advesa, Inc. (“Advesa’), which is 100% owned by one of our officers and directors. Such advances are used by Advesa to purchase equipment and to cover the cost of their operations. Additionally, during the year ended December 31, 2017, we purchased certain laboratory equipment from Advesa at an amount equal to their cost of the equipment.

Amounts due from related parties consist of:

	December 31,
	2017	2016
Advesa, Inc.	$—	$21,775
Cannabinoid Research & Development, Limited	—	5,000
	$—	$26,775